Investments - Summary of Assets held for Sale (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Held for sale investments	$ 1,854
SQM [member]
Disclosure of assets held for sale [line Items]
Principal Activity	Chemicals & Mining
Principal Place of Business and Incorporation	Chile
Proportion of ownership interest and voting rights held		32.00%
SQM [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Principal Activity	Chemicals & Mining
Principal Place of Business and Incorporation	Chile
Proportion of ownership interest and voting rights held	32.00%
Held for sale investments	$ 784
APC [member]
Disclosure of assets held for sale [line Items]
Principal Activity	Mining
Principal Place of Business and Incorporation	Jordan
Proportion of ownership interest and voting rights held		28.00%
APC [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Principal Activity	Mining
Principal Place of Business and Incorporation	Jordan
Proportion of ownership interest and voting rights held	28.00%
Held for sale investments	$ 362
ICL [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Principal Activity	Fertilizer & Specialty Chemicals
Principal Place of Business and Incorporation	Israel
Proportion of ownership interest and voting rights held	14.00%
Held for sale investments	$ 708
Fair value [member] | SQM [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Held for sale investments	4,645
Fair value [member] | APC [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Held for sale investments	543
Fair value [member] | ICL [member] | Disposal groups classified as held for sale [member]
Disclosure of assets held for sale [line Items]
Held for sale investments	$ 708